United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated Hermes High Income Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/22

Date of Reporting Period: Six months ended 9/30/21

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
September 30, 2021

Share Class | Ticker	A | FHIIX	B | FHBBX	C | FHICX
	Institutional | FHISX	R6 | FHBRX

Federated Hermes High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2021 through September 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2021, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.5%
Media Entertainment	8.0%
Midstream	7.6%
Health Care	7.2%
Technology	6.6%
Automotive	5.7%
Independent Energy	5.6%
Packaging	4.9%
Insurance - P&C	4.4%
Gaming	4.2%
Pharmaceuticals	4.1%
Other[2]	30.7%
Cash Equivalents[3]	2.7%
Other Assets and Liabilities - Net[4]	(0.2)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS— 96.8%
	Aerospace/Defense— 1.4%
$ 2,200,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$2,296,250
975,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,007,087
400,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	421,000
925,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	925,000
600,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	602,142
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	2,983,549
1,250,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	1,310,938
	TOTAL	9,545,966
	Airlines— 0.5%
1,700,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,789,250
1,175,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	1,267,531
	TOTAL	3,056,781
	Automotive— 5.7%
2,975,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,049,434
325,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	339,219
90,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	95,063
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	800,304
1,600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,602,000
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	827,681
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	457,875
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,980,344
875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	876,531
1,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,587,906
1,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,921,250
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	955,575
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,206,079
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,331,787
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,153,594
1,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	1,223,438
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,227,625
725,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	757,038
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	683,197
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Automotive— continued
$ 1,975,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	$2,081,156
1,875,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,898,437
5,100,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,431,500
3,250,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,376,214
1,725,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,770,281
	TOTAL	37,633,528
	Building Materials— 2.3%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	536,813
750,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	798,169
2,550,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,559,881
2,100,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,061,087
475,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	480,938
500,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	526,705
750,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	773,445
1,025,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	976,774
550,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	561,687
200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	207,750
2,975,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,071,687
1,600,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,690,128
1,000,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,034,250
	TOTAL	15,279,314
	Cable Satellite— 8.5%
1,725,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,786,453
488,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	503,875
1,025,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	1,057,031
1,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,426,040
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	719,109
2,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,737,370
675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	687,805
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,674,760
1,700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,776,755
1,875,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,954,800
625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	675,781
925,000	CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	992,044
575,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	535,469
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Cable Satellite— continued
$ 450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	$442,125
650,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	642,687
1,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,281,528
650,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	623,805
2,325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,423,464
3,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	3,054,465
1,200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,301,040
1,100,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	1,190,230
1,050,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,097,250
825,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	888,137
525,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	557,466
1,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,243,522
2,150,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	2,109,462
950,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	982,509
1,150,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	643,189
750,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	428,768
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	176,993
575,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	583,625
1,750,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,711,719
925,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	941,766
1,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,735,156
900,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	974,250
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,585,300
2,725,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,793,425
1,175,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,206,490
400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	407,000
1,600,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,688,400
525,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	524,344
825,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	843,917
2,136,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,210,760
1,725,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,786,143
		TOTAL	56,606,227
		Chemicals— 2.9%
725,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	732,250
300,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	313,125
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Chemicals— continued
$ 400,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	$389,500
2,150,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	2,243,826
625,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	664,297
1,375,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,390,469
400,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	407,500
1,675,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,685,469
2,000,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	2,137,500
600,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	662,289
3,100,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,173,873
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	962,066
675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	669,735
1,525,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	1,536,460
200,000	SPCM SA, 144A, 3.125%, 3/15/2027	200,490
325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	325,154
525,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	540,750
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	955,072
	TOTAL	18,989,825
	Construction Machinery— 0.9%
2,200,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,194,170
575,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	596,562
200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 11/15/2027	209,750
275,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	278,438
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	675,187
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,005,594
550,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	602,937
350,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	359,188
	TOTAL	5,921,826
	Consumer Cyclical Services— 2.4%
800,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	846,824
1,450,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,432,774
4,200,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,574,745
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	550,688
1,525,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,496,277
775,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	808,906
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical Services— continued
$ 4,004,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	$4,338,734
1,550,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,482,187
300,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	314,039
	TOTAL	15,845,174
	Consumer Products— 1.1%
2,750,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	2,739,687
450,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	457,319
825,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	824,753
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	634,428
1,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,366,406
700,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	712,978
525,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	507,292
300,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	313,425
	TOTAL	7,556,288
	Diversified Manufacturing— 1.0%
263,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	277,076
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	714,971
3,625,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,765,469
325,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	351,000
450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	480,771
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,330,500
	TOTAL	6,919,787
	Finance Companies— 1.9%
1,250,000	LD Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	1,179,900
1,425,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,522,969
1,050,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,148,437
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	303,842
1,175,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,267,531
825,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	835,312
1,725,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,742,250
575,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	562,609
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	447,188
2,625,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,649,360
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Finance Companies— continued
$ 1,000,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	$972,349
	TOTAL	12,631,747
	Food & Beverage— 2.7%
425,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	435,498
1,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,157,451
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,973,437
825,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	933,221
2,075,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	2,365,204
1,775,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	2,226,979
150,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	153,866
925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	928,478
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	296,814
925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	933,306
1,775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,867,034
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,121,425
200,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	210,040
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,284,506
	TOTAL	17,887,259
	Gaming— 4.2%
1,550,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,632,297
1,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,289,931
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	490,438
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	217,000
500,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	506,875
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	210,750
425,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	448,577
1,175,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,238,459
1,325,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,491,254
1,775,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	1,801,359
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	108,875
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	201,469
350,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	373,188
225,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	242,719
479,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	502,950
625,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	659,375
567,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	615,904
450,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	491,062
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$ 950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	$1,002,250
725,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	739,500
3,100,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,235,160
425,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	447,313
450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	445,343
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	206,250
150,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	153,375
1,075,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	1,165,498
1,125,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,265,498
600,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	637,500
1,475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	1,500,222
1,810,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,838,806
450,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	490,500
100,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	102,125
850,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	888,743
1,125,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,210,781
	TOTAL	27,851,346
	Health Care— 7.1%
200,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	208,509
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	184,181
975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	975,487
1,050,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	1,051,984
650,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	657,335
1,975,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	2,081,156
325,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	332,313
325,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	340,919
300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	311,865
700,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	681,128
2,100,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	2,107,843
300,000	CHS/Community Health Systems, Inc., 144A, 8.000%, 12/15/2027	327,375
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Health Care— continued
$ 525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	$550,400
175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	185,719
350,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	366,625
825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	875,923
1,225,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,261,579
3,075,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	3,182,625
950,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	1,007,370
1,400,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	1,566,250
1,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	1,317,210
1,325,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,578,009
1,225,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,318,431
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,564,833
600,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	623,958
675,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	710,168
500,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	499,375
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	608,928
2,650,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,802,375
1,325,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,394,562
1,275,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,275,000
2,175,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	2,175,000
775,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	773,934
3,475,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	3,278,628
1,575,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,524,899
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	391,406
750,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	762,187
100,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	103,746
775,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	803,032
600,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	626,250
550,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	571,313
175,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	185,938
463,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	470,524
700,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	755,475
2,125,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	2,234,990
450,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	471,418
	TOTAL	47,078,175
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Health Insurance— 0.9%
$ 375,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	$377,344
950,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	944,765
300,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	307,875
575,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	596,016
1,650,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,729,035
1,800,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,963,890
		TOTAL	5,918,925
		Independent Energy— 5.5%
950,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	974,225
175,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	184,520
100,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	111,925
163,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	184,839
250,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	269,063
500,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	545,885
500,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	511,487
700,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	724,493
200,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	218,324
300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	411,520
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	637,560
425,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	418,370
475,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	455,214
850,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	832,180
1,250,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,275,437
625,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	18,750
150,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	156,938
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	187,198
375,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	390,523
1,875,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,027,344
775,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	858,312
1,225,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	1,482,250
250,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	261,338
2,150,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,203,105
150,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	156,454
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	632,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Independent Energy— continued
$ 600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	$633,000
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	325,085
275,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	309,980
325,000		EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	372,385
175,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	225,479
600,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	615,822
350,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	365,138
250,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	262,281
325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	332,215
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	282,392
1,050,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	1,093,297
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	476,337
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	1,309,133
800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	786,424
725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	813,450
900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,133,437
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,202,906
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	807,246
1,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,903,552
625,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	635,156
850,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	886,125
275,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	290,689
281,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	291,889
550,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	619,465
625,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	682,062
475,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	482,719
250,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	251,850
500,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	518,285
50,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	51,356
750,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	766,942
225,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	243,107
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	486,697
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	510,291
550,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	563,750
650,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	36,659,446
		Industrial - Other— 0.9%
275,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	282,252
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Industrial - Other— continued
$ 200,000	Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	$205,250
475,000	Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	515,969
200,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	200,253
2,100,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	2,118,490
175,000	Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029	179,594
919,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	983,330
1,325,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,390,223
	TOTAL	5,875,361
	Insurance - P&C— 4.4%
2,775,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	2,875,816
1,850,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	1,878,305
1,597,894	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	1,751,300
900,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	906,898
2,550,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,593,860
2,125,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	2,119,911
950,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,003,737
7,175,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,426,125
300,000	NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	305,475
4,675,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,779,767
3,650,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,719,240
	TOTAL	29,360,434
	Leisure— 0.6%
1,975,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	2,023,141
1,900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,964,125
200,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	213,250
	TOTAL	4,200,516
	Lodging— 0.4%
800,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	789,000
300,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	303,375
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	78,469
325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	350,431
625,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	671,256
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Lodging— continued
$ 750,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	$783,885
	TOTAL	2,976,416
	Media Entertainment— 7.9%
1,075,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	1,070,969
1,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	1,359,781
530,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	537,545
1,550,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	1,588,045
1,575,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	1,589,490
1,377,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,426,916
1,225,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	810,031
1,850,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	812,483
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	161,063
375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	368,906
2,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,402,887
369,700	iHeartCommunications, Inc., 6.375%, 5/1/2026	390,551
400,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	412,700
625,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	650,194
3,837,269	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	4,105,878
475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	504,094
350,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	350,438
1,525,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,589,812
250,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	261,681
1,350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,414,766
2,625,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,719,500
1,800,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,869,543
2,475,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,621,582
300,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	293,715
650,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	633,133
500,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	512,500
550,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	571,313
1,350,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,423,062
900,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	893,227
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 450,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	$451,518
375,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	376,778
1,125,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	1,107,703
1,300,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,335,990
150,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	146,813
625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	621,431
1,275,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,266,610
2,125,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	2,172,812
1,825,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,868,070
225,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	234,984
1,850,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,907,905
3,675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	3,890,686
375,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	393,866
1,050,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	1,068,375
1,600,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,717,616
325,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	338,406
	TOTAL	52,245,368
	Metals & Mining— 1.3%
1,450,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,482,625
1,825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	1,886,594
1,225,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,177,831
675,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	700,313
625,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	654,688
1,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	1,082,500
400,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	417,500
650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	706,875
725,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	871,812
	TOTAL	8,980,738
	Midstream— 7.6%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	165,908
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	707,031
2,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,347,344
1,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,727,344
1,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,525,592
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,567,812
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	602,366
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$ 850,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	$896,750
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	514,063
275,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	276,251
1,925,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	2,018,266
525,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	558,800
2,350,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,469,909
1,100,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,118,397
875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	902,344
575,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	597,281
1,375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	1,431,746
1,575,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,773,450
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,347,341
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,395,783
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	740,779
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	405,000
1,175,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,228,815
750,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	761,437
1,500,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	1,600,455
575,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	622,070
925,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	963,466
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	677,657
325,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	348,694
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,614,412
300,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	311,625
725,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	722,785
1,250,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,143,319
300,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	306,405
550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	594,000
1,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,997,375
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,711,792
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	758,078
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	431,792
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$ 275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	$284,543
1,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,532,562
675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	689,242
450,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	457,416
625,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	671,538
350,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	379,257
2,175,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,510,918
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	546,521
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	263,679
225,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	248,906
	TOTAL	50,468,316
	Oil Field Services— 1.8%
1,500,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,553,385
2,525,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,658,598
1,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,071,614
550,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	522,044
425,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	444,550
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	617,484
825,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	648,970
1,875,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,987,697
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,163,191
	TOTAL	11,667,533
	Packaging— 4.9%
3,425,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,642,830
1,275,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,290,937
1,350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,376,156
1,525,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,554,547
1,200,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	1,166,250
300,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	296,648
400,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	420,520
900,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	952,164
1,000,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,010,000
2,125,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	2,114,800
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Packaging— continued
$ 1,075,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	$1,109,239
4,000,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,055,000
2,425,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,537,156
1,050,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,124,476
1,025,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	1,085,752
1,100,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	1,221,407
300,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	321,893
825,000	Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	817,802
450,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	480,071
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	335,240
1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,755,394
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,104,716
425,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	445,638
2,200,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,365,000
	TOTAL	32,583,636
	Paper— 0.5%
2,225,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,401,676
300,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	305,020
275,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	273,969
400,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	433,500
	TOTAL	3,414,165
	Pharmaceuticals— 4.1%
350,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	363,125
650,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	660,563
425,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	445,719
1,125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	1,068,992
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,002,728
700,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	653,814
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	990,134
2,752,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	2,812,269
975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	966,166
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Pharmaceuticals— continued
$ 1,575,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	$1,616,312
1,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,573,014
1,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,558,669
575,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	614,804
550,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	550,688
850,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	853,068
1,567,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	1,123,194
575,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	575,779
400,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	409,200
175,000		HCRX Investments Holdco, LP, Sec. Fac. Bond, 144A, 4.500%, 8/1/2029	176,095
925,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	962,000
725,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	781,311
1,550,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	1,608,202
3,550,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,790,531
2,350,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,194,141
350,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	357,438
1,425,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,498,530
800,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	798,760
		TOTAL	27,005,246
		Restaurant— 1.4%
375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	371,719
375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	379,163
5,025,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	4,981,031
925,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	940,225
275,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	276,812
1,825,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,950,469
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	379,774
		TOTAL	9,279,193
		Retailers— 0.4%
675,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	729,844
250,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	250,937
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Retailers— continued
$ 375,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	$375,469
900,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	956,250
300,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	315,585
175,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	181,633
	TOTAL	2,809,718
	Supermarkets— 0.6%
464,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	473,813
525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	534,033
2,075,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,073,392
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	613,094
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	621,719
	TOTAL	4,316,051
	Technology— 6.6%
925,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	993,857
1,000,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	1,006,250
575,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	604,526
1,500,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,584,405
775,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	795,344
875,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	902,300
275,000	Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 7/1/2028	275,344
1,050,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,053,360
450,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	463,500
1,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,040,250
3,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	3,404,351
250,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	273,908
750,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	754,687
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	412,180
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	183,969
550,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	558,937
1,425,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,405,406
1,925,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,961,094
1,400,000	NCR Corp., 144A, 5.125%, 4/15/2029	1,445,500
1,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,074,213
1,375,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,444,156
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	184,856
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 300,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	$325,875
1,000,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	1,036,250
500,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	516,875
275,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	280,844
600,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	617,250
375,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	385,312
100,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	101,625
800,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	873,000
375,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	395,869
1,425,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	1,377,291
1,425,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	1,402,214
2,100,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,081,898
250,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	258,675
1,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	1,162,020
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	878,625
250,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	254,800
525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	565,837
125,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	126,011
2,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,801,547
450,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	472,500
2,010,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	2,165,112
450,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	460,944
550,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	548,515
2,325,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	2,420,906
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	275,949
	TOTAL	43,608,137
	Transportation Services— 0.4%
1,050,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,087,590
1,675,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,795,047
	TOTAL	2,882,637
	Utility - Electric— 2.7%
1,075,000	Calpine Corp., 144A, 4.500%, 2/15/2028	1,097,844
202,000	Calpine Corp., 144A, 5.250%, 6/1/2026	208,056
800,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	771,000
325,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	320,531
350,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	350,437
1,175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	1,191,431
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 3,075,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	$3,184,547
605,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	627,506
200,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	197,636
225,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	221,288
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,386,000
750,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	798,750
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	612,375
425,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	443,594
225,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	231,588
900,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	942,750
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,854,375
200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	201,476
1,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,085,437
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	720,090
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,761,727
		TOTAL	18,208,438
		Wireless Communications— 1.3%
1,300,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	1,350,505
475,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	541,239
1,925,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,252,693
1,675,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,695,937
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	372,313
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	446,994
1,650,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	1,670,625
525,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	548,362
		TOTAL	8,878,668
		TOTAL CORPORATE BONDS (IDENTIFIED COST $625,739,480)	644,142,185
		COMMON STOCKS— 0.5%
		Chemicals— 0.1%
16,233	[2]	Hexion Holdings Corp.	357,126
		Media Entertainment— 0.1%
25,586	[2]	iHeartMedia, Inc.	640,162
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS— continued
		Oil Field Services— 0.3%
47,826	[2,3]	Superior Energy Services, Inc.	$2,104,344
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,259,132)	3,101,632
		FLOATING RATE LOANS— 0.2%
		Health Care— 0.1%
$ 610,010	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 7.000% (1-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	519,015
		Independent Energy— 0.1%
625,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	686,197
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,729,035)	1,205,212
		WARRANTS— 0.0%
		Independent Energy— 0.0%
3,260	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	103,896
5,893	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	213,386
		TOTAL WARRANTS (IDENTIFIED COST $881,671)	317,282
		INVESTMENT COMPANY— 2.7%
18,008,158		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5] (IDENTIFIED COST $18,018,198)	18,013,560
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $648,627,516)[6]	666,779,871
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[7]	(1,495,018)
		TOTAL NET ASSETS—100%	$665,284,853
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2021	$16,452,501
Purchases at Cost	$79,366,110
Proceeds from Sales	$(77,805,629)
Change in Unrealized Appreciation/Depreciation	$1,377
Net Realized Gain/(Loss)	$(799)
Value as of 9/30/2021	$18,013,560
Shares Held as of 9/30/2021	18,008,158
Dividend Income	$2,184

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $648,965,648.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$644,142,185	$0	$644,142,185
Floating Rate Loans	—	1,205,212	—	1,205,212
Warrants	317,282	—	—	317,282
Equity Securities:
Common Stocks
Domestic	997,288	—	2,104,344	3,101,632
Investment Company	18,013,560	—	—	18,013,560
TOTAL SECURITIES	$19,328,130	$645,347,397	$2,104,344	$666,779,871

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.58	$6.54	$7.38	$7.39	$7.59	$7.06
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.34	0.38	0.39	0.39	0.38
Net realized and unrealized gain (loss)	0.06	1.07	(0.82)	(0.00)[2]	(0.19)	0.53
Total From Investment Operations	0.24	1.41	(0.44)	0.39	0.20	0.91
Less Distributions:
Distributions from net investment income	(0.18)	(0.37)	(0.40)	(0.40)	(0.40)	(0.38)
Redemption fees	—	—	—	—	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.64	$7.58	$6.54	$7.38	$7.39	$7.59
Total Return[3]	3.13%	21.86%	(6.52)%	5.50%	2.63%	13.23%
Ratios to Average Net Assets:
Net expenses[4]	0.89%[5]	0.89%	0.89%	0.89%	0.89%	1.14%
Net investment income	4.60%[5]	4.64%	5.14%	5.34%	5.16%	5.14%
Expense waiver/reimbursement[6]	0.10%[5]	0.11%	0.10%	0.10%	0.10%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$430,919	$419,564	$350,673	$418,481	$457,942	$626,760
Portfolio turnover	16%	37%	26%	19%	23%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.56	$6.52	$7.36	$7.38	$7.58	$7.04
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.32	0.33	0.33	0.32
Net realized and unrealized gain (loss)	0.05	1.06	(0.83)	(0.01)	(0.19)	0.55
Total From Investment Operations	0.19	1.34	(0.51)	0.32	0.14	0.87
Less Distributions:
Distributions from net investment income	(0.14)	(0.30)	(0.33)	(0.34)	(0.34)	(0.33)
Redemption fees	—	—	—	—	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.61	$7.56	$6.52	$7.36	$7.38	$7.58
Total Return[3]	2.56%	20.91%	(7.32)%	4.51%	1.78%	12.53%
Ratios to Average Net Assets:
Net expenses[4]	1.75%[5]	1.74%	1.74%	1.73%	1.74%	1.92%
Net investment income	3.74%[5]	3.86%	4.29%	4.49%	4.30%	4.36%
Expense waiver/reimbursement[6]	0.05%[5]	0.06%	0.04%	0.04%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,485	$5,227	$9,361	$15,682	$23,665	$34,013
Portfolio turnover	16%	37%	26%	19%	23%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.56	$6.52	$7.36	$7.37	$7.57	$7.04
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.32	0.33	0.33	0.32
Net realized and unrealized gain (loss)	0.05	1.07	(0.82)	(0.00)[2]	(0.19)	0.54
Total From Investment Operations	0.19	1.35	(0.50)	0.33	0.14	0.86
Less Distributions:
Distributions from net investment income	(0.14)	(0.31)	(0.34)	(0.34)	(0.34)	(0.33)
Redemption fees	—	—	—	—	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.61	$7.56	$6.52	$7.36	$7.37	$7.57
Total Return[3]	2.58%	20.95%	(7.30)%	4.66%	1.81%	12.40%
Ratios to Average Net Assets:
Net expenses[4]	1.71%[5]	1.71%	1.71%	1.71%	1.70%	1.91%
Net investment income	3.78%[5]	3.85%	4.32%	4.50%	4.34%	4.37%
Expense waiver/reimbursement[6]	0.05%[5]	0.05%	0.04%	0.04%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,627	$49,852	$51,588	$67,721	$119,868	$148,083
Portfolio turnover	16%	37%	26%	19%	23%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,				Period Ended 3/31/2017[1]
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.58	$6.54	$7.37	$7.39	$7.59	$7.55
Income From Investment Operations:
Net investment income (loss)[2]	0.19	0.36	0.40	0.41	0.41	0.07
Net realized and unrealized gain (loss)	0.04	1.06	(0.82)	(0.01)	(0.19)	0.03
Total From Investment Operations	0.23	1.42	(0.42)	0.40	0.22	0.10
Less Distributions:
Distributions from net investment income	(0.18)	(0.38)	(0.41)	(0.42)	(0.42)	(0.06)
Redemption fees	—	—	—	—	0.00[3]	—
Net Asset Value, End of Period	$7.63	$7.58	$6.54	$7.37	$7.39	$7.59
Total Return[4]	3.12%	22.17%	(6.15)%	5.62%	2.90%	1.37%
Ratios to Average Net Assets:
Net expenses[5]	0.64%[6]	0.64%	0.64%	0.64%	0.64%	0.64%[6]
Net investment income	4.85%[6]	4.89%	5.38%	5.59%	5.35%	5.35%[6]
Expense waiver/reimbursement[7]	0.10%[6]	0.11%	0.11%	0.12%	0.09%	0.10%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$105,672	$101,547	$74,375	$96,041	$53,084	$13,971
Portfolio turnover	16%	37%	26%	19%	23%	34%[8]

1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,				Period Ended 3/31/2017[1]
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.58	$6.54	$7.38	$7.39	$7.60	$7.55
Income From Investment Operations:
Net investment income (loss)[2]	0.19	0.36	0.40	0.41	0.41	0.07
Net realized and unrealized gain (loss)	0.05	1.06	(0.82)	(0.00)[3]	(0.20)	0.04
Total From Investment Operations	0.24	1.42	(0.42)	0.41	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.42)	(0.42)	(0.42)	(0.06)
Redemption fees	—	—	—	—	0.00[3]	—
Net Asset Value, End of Period	$7.63	$7.58	$6.54	$7.38	$7.39	$7.60
Total Return[4]	3.13%	22.18%	(6.27)%	5.78%	2.72%	1.46%
Ratios to Average Net Assets:
Net expenses[5]	0.63%[6]	0.63%	0.63%	0.63%	0.63%	0.63%[6]
Net investment income	4.86%[6]	4.88%	5.40%	5.59%	5.33%	5.36%[6]
Expense waiver/reimbursement[7]	0.04%[6]	0.05%	0.04%	0.04%	0.03%	0.06%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$84,582	$71,801	$47,053	$53,574	$54,262	$0[8]
Portfolio turnover	16%	37%	26%	19%	23%	34%[9]

1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $18,013,560 of investments in an affiliated holding* (identified cost $648,627,516)	$666,779,871
Income receivable	9,117,266
Income receivable from an affiliated holding	487
Receivable for investments sold	1,433,993
Receivable for shares sold	487,484
Total Assets	677,819,101
Liabilities:
Payable for investments purchased	11,832,351
Payable for shares redeemed	403,770
Payable to bank	1,054
Payable for investment adviser fee (Note 5)	8,423
Payable for administrative fee (Note 5)	1,426
Payable for distribution services fee (Note 5)	27,437
Payable for other service fees (Notes 2 and 5)	144,128
Accrued expenses (Note 5)	115,659
Total Liabilities	12,534,248
Net assets for 87,169,626 shares outstanding	$665,284,853
Net Assets Consist of:
Paid-in capital	$686,774,064
Total distributable earnings (loss)	(21,489,211)
Total Net Assets	$665,284,853
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($430,919,029 ÷ 56,437,038 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$7.64
Offering price per share (100/95.50 of $7.64)	$8.00
Redemption proceeds per share	$7.64
Class B Shares:
Net asset value per share ($3,485,413 ÷ 457,892 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$7.61
Offering price per share	$7.61
Redemption proceeds per share (94.50/100 of $7.61)	$7.19
Class C Shares:
Net asset value per share ($40,626,699 ÷ 5,339,187 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$7.61
Offering price per share	$7.61
Redemption proceeds per share (99.00/100 of $7.61)	$7.53
Institutional Shares:
Net asset value per share ($105,671,765 ÷ 13,853,439 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.63
Offering price per share	$7.63
Redemption proceeds per share	$7.63
Class R6 Shares:
Net asset value per share ($84,581,947 ÷ 11,082,070 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.63
Offering price per share	$7.63
Redemption proceeds per share	$7.63

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2021 (unaudited)

Investment Income:
Interest	$17,300,454
Dividends (including $2,184 received from an affiliated holding*)	62,399
TOTAL INCOME	17,362,853
Expenses:
Investment adviser fee (Note 5)	1,656,988
Administrative fee (Note 5)	262,972
Custodian fees	16,402
Transfer agent fees (Note 2)	284,394
Directors’/Trustees’ fees (Note 5)	5,216
Auditing fees	18,049
Legal fees	5,508
Portfolio accounting fees	99,100
Distribution services fee (Note 5)	177,329
Other service fees (Notes 2 and 5)	594,043
Share registration costs	50,612
Printing and postage	25,496
Taxes	150
Miscellaneous (Note 5)	17,689
TOTAL EXPENSES	3,213,948
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(130,139)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(158,498)
TOTAL WAIVER AND REIMBURSEMENTS	(288,637)
Net expenses	2,925,311
Net investment income	14,437,542
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(799) on sales of investments in an affiliated holding*)	2,372,618
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,377 on investments in an affiliated holding*)	2,829,168
Net realized and unrealized gain (loss) on investments	5,201,786
Change in net assets resulting from operations	$19,639,328

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2021	Year Ended 3/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,437,542	$27,976,282
Net realized gain (loss)	2,372,618	(4,773,237)
Net change in unrealized appreciation/depreciation	2,829,168	92,533,905
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,639,328	115,736,950
Distributions to Shareholders:
Class A Shares	(9,839,881)	(20,110,914)
Class B Shares	(78,945)	(312,295)
Class C Shares	(815,372)	(2,199,556)
Institutional Shares	(2,526,280)	(4,670,910)
Class R6 Shares	(1,923,011)	(2,838,862)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,183,489)	(30,132,537)
Share Transactions:
Proceeds from sale of shares	65,593,602	138,916,331
Net asset value of shares issued to shareholders in payment of distributions declared	14,030,930	27,856,364
Cost of shares redeemed	(66,786,903)	(137,435,738)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,837,629	29,336,957
Change in net assets	17,293,468	114,941,370
Net Assets:
Beginning of period	647,991,385	533,050,015
End of period	$665,284,853	$647,991,385
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2021
1. ORGANIZATION
Federated Hermes High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
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described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/
Semi-Annual Shareholder Report

accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $288,637 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended September 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$198,826	$(124,559)
Class B Shares	3,241	(202)
Class C Shares	23,513	(1,369)
Institutional Shares	49,633	(32,368)
Class R6 Shares	9,181	—
TOTAL	$284,394	$(158,498)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended September 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$534,934
Class B Shares	5,318
Class C Shares	53,791
TOTAL	$594,043
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to
Semi-Annual Shareholder Report

tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Semi-Annual Shareholder Report

securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,206,434	$32,077,113	8,695,091	$62,905,509
Shares issued to shareholders in payment of distributions declared	1,173,575	8,958,526	2,511,772	18,269,833
Shares redeemed	(4,269,261)	(32,590,917)	(9,481,558)	(69,205,699)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,110,748	$8,444,722	1,725,305	$11,969,643
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	77	$589	4,792	$34,559
Shares issued to shareholders in payment of distributions declared	9,587	72,972	41,128	295,867
Shares redeemed	(243,046)	(1,851,325)	(789,635)	(5,691,238)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(233,382)	$(1,777,764)	(743,715)	$(5,360,812)
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	539,521	$4,108,451	1,284,504	$9,381,406
Shares issued to shareholders in payment of distributions declared	105,213	800,538	293,445	2,123,120
Shares redeemed	(1,900,595)	(14,438,623)	(2,891,918)	(21,024,673)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,255,861)	$(9,529,634)	(1,313,969)	$(9,520,147)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,587,582	$12,104,206	5,206,976	$37,398,209
Shares issued to shareholders in payment of distributions declared	307,044	2,341,251	601,273	4,374,087
Shares redeemed	(1,444,775)	(11,028,977)	(3,783,226)	(26,898,455)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	449,851	$3,416,480	2,025,023	$14,873,841
	Six Months Ended 9/30/2021		Year Ended 3/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,268,077	$17,303,243	3,941,104	$29,196,648
Shares issued to shareholders in payment of distributions declared	243,544	1,857,643	383,286	2,793,457
Shares redeemed	(901,336)	(6,877,061)	(2,047,541)	(14,615,673)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,610,285	$12,283,825	2,276,849	$17,374,432
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,681,641	$12,837,629	3,969,493	$29,336,957
4. FEDERAL TAX INFORMATION
At September 30, 2021, the cost of investments for federal tax purposes was $648,965,648. The net unrealized appreciation of investments for federal tax purposes was $17,814,223. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,657,503 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,843,280.
As of March 31, 2021, the Fund had a capital loss carryforward of $41,311,579 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$41,311,579	$41,311,579
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months
Semi-Annual Shareholder Report

ended September 30, 2021, the Adviser voluntarily waived $125,270 of its fee and voluntarily reimbursed $158,498 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2021, the Adviser reimbursed $4,869.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$15,954
Class C Shares	161,375
TOTAL	$177,329
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2021, FSC retained $41,437 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2021, FSC retained $17,213 in sales charges from the sale of Class A Shares. FSC also retained $8,923, $2,293 and $2,929 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended September 30, 2021, FSSC received $55,210 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.75%, 1.71%, 0.64% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2021, were as follows:
Purchases	$116,670,301
Sales	$102,207,578
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2021, the Fund had no outstanding loans. During the six months ended September 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2021, there were no outstanding loans. During the six months ended September 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting,” which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates.
Semi-Annual Shareholder Report

The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,031.30	$4.53
Class B Shares	$1,000	$1,025.60	$8.89
Class C Shares	$1,000	$1,025.80	$8.68
Institutional Shares	$1,000	$1,031.20	$3.26
Class R6 Shares	$1,000	$1,031.30	$3.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.61	$4.51
Class B Shares	$1,000	$1,016.29	$8.85
Class C Shares	$1,000	$1,016.50	$8.64
Institutional Shares	$1,000	$1,021.86	$3.24
Class R6 Shares	$1,000	$1,021.91	$3.19

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.75%
Class C Shares	1.71%
Institutional Shares	0.64%
Class R6 Shares	0.63%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes High Income Bond Fund, Inc. (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the
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Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes High Income Bond Fund, Inc. (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
CUSIP 314195405
CUSIP 314195504
8110103 (11/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2021